PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	¥ 2,105,984	¥ 2,959,799	¥ 2,882,077
Net income/(loss) for the year	41,924	72,083	79,061
Total comprehensive income/(loss)	42,239	77,663	72,437
Comprehensive income/(loss) attributable to non-controlling interests	7,749	14,755	18,347
Marketing Company
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,099,680	1,427,705	1,443,698
Net income/(loss) for the year	22,415	22,992	22,046
Total comprehensive income/(loss)	21,149	23,362	22,589
Comprehensive income/(loss) attributable to non-controlling interests	7,205	8,289	7,794
Dividends paid to non-controlling interests	2,766	4,830	3,964
Sinopec International Petroleum Exploration and Production Limited ("SIPL")
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	2,017	3,282	5,037
Net income/(loss) for the year	1,160	2,831	3,272
Total comprehensive income/(loss)	(720)	2,693	4,536
Comprehensive income/(loss) attributable to non-controlling interests	(287)	1,651	2,737
Dividends paid to non-controlling interests	316	10,926
Shanghai Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	74,624	100,270	107,689
Net income/(loss) for the year	656	2,227	5,336
Total comprehensive income/(loss)	645	2,235	5,336
Comprehensive income/(loss) attributable to non-controlling interests	325	1,113	2,645
Dividends paid to non-controlling interests	649	1,344	1,616
Fujian Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	4,871	5,535	5,261
Net income/(loss) for the year	243	477	1,576
Total comprehensive income/(loss)	243	477	1,576
Comprehensive income/(loss) attributable to non-controlling interests	121	238	788
Dividends paid to non-controlling interests	150	650	600
Sinopec Kantons
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,064	1,274	1,398
Net income/(loss) for the year	2,047	1,131	1,065
Total comprehensive income/(loss)	1,814	1,140	1,067
Comprehensive income/(loss) attributable to non-controlling interests	707	433	399
Dividends paid to non-controlling interests	175	159	104
Shanghai SECCO
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	21,626	28,341	26,320
Net income/(loss) for the year	2,132	3,137	3,099
Total comprehensive income/(loss)	2,132	3,137	3,099
Comprehensive income/(loss) attributable to non-controlling interests	691	1,016	1,004
Dividends paid to non-controlling interests	767	822	1,191
Sinopec-SK
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	28,702	31,016	17,134
Net income/(loss) for the year	(920)	701	1,879
Total comprehensive income/(loss)	(920)	701	1,879
Comprehensive income/(loss) attributable to non-controlling interests	¥ (377)	¥ 245	¥ 658